Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2025	Dec. 31, 2024
Class A Shares
Class shares, no par value (in Dollars per share)	[1]
Class shares, unlimited shares authorized	[1]	Unlimited	Unlimited
Class shares, shares issued	[1]	7,323,491	1,979,879
Class shares, shares outstanding	[1]	7,323,491	1,979,879
Class B Shares
Class shares, shares issued		1,000,000
Class shares, shares outstanding		1,000,000
Class shares, par value (in Dollars per share)		$ 0.01	$ 0.01
Class shares, shares authorized		2,000,000	2,000,000

[1]	Balance as of December 31, 2024 was retroactively stated for change of par value from $1.0 to no par value on May 12, 2025.